DEI Document	May 05, 2022
Cover [Abstract]
Amendment Flag	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Apr. 29, 2022
Entity Registrant Name	Corteva, Inc.
Entity File Number	001-38710
Entity Tax Identification Number	82-4979096
Trading Symbol	CTVA
Security Exchange Name	NYSE
Entity Address, Address Line One	9330 Zionsville Road,
Entity Address, City or Town	Indianapolis,
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46268
City Area Code	833
Local Phone Number	267-8382
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001755672